Condensed Financial Information of the Parent Company - Condensed Statements of Cash Flows (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Net cash used in operating activities	¥ 1,461,841	$ 225,669	¥ 1,023,743	¥ 593,893
Net cash used in investing activities	(407,657)	(62,931)	(1,759,517)	(45,943)
Net cash generated from financing activities	30,200	4,662	647,396	169,298
Effect of exchange rate changes on cash and cash equivalents	13,847	2,138	4,181	789
Net increase/(decrease) in cash and cash equivalents	1,098,231	169,538	(84,197)	718,037
Cash and cash equivalents at beginning of year	1,054,416	162,773	1,138,613	420,576
Cash and cash equivalents at end of year	2,152,647	332,311	1,054,416	1,138,613
Parent Company [Member]
Net cash used in operating activities	(2,017)	(311)	(8,908)	(3,294)
Net cash used in investing activities	(132,976)	(20,528)	(796,209)	0
Net cash generated from financing activities	30,200	4,662	404,754	632,865
Effect of exchange rate changes on cash and cash equivalents	7,569	1,168	3,727	1,099
Net increase/(decrease) in cash and cash equivalents	(97,224)	(15,009)	(396,636)	630,670
Cash and cash equivalents at beginning of year	234,034	36,129	630,670	0
Cash and cash equivalents at end of year	¥ 136,810	$ 21,120	¥ 234,034	¥ 630,670